Investments in associates and joint ventures (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Jointly Controlled by Banco Santander - Total assets	R$ 13,123,616	R$ 15,665,896	R$ 12,488,103
Jointly Controlled by Banco Santander -Total liabilities	13,018,222	15,289,473	12,473,458
Total Income Jointly Controlled By Banco Santander	105,394	446,732	95,420
Banco RCI Brasil S.A. - Total assets	11,547,631	11,232,921	11,147,493
Banco RCI Brasil S.A. -Total liabilities	11,442,688	11,078,109	11,080,238
Total Income Banco RCI Brasil S.A	104,943	211,111	157,462
Estruturadora Brasileira de Projetos S.A. - EBP - Total assets	1,784	6,831	11,339
Estruturadora Brasileira de Projetos S.A. - EBP -Total liabilities	1,783	11,427	11,476
Total Income Estruturadora Brasileira De Projetos Sa Ebp	1	390	(136)
Gestora de Inteligencia de Credito - Total assets	1,257,492	1,565,100	1,173,234
Gestora de Inteligencia de Credito -Total liabilities	1,295,424	1,642,454	1,237,937
Total Income Gestora De Inteligncia De Crdito	(37,932)	(68,330)	(74,136)
Santander Auto S.A. - Total assets	316,709	208,976	156,037
Santander Auto S.A. -Total liabilities	278,327	182,551	143,807
Total Income Santander Auto Sa	38,382	26,425	12,230
Jointly Controlled by Santander Corretora de Seguros - Total assets	3,066,701	3,593,408	3,055,130
Jointly Controlled by Santander Corretora de Seguros -Total liabilities	3,048,870	3,459,786	2,824,094
Total Income Jointly Controlled by Santander Corretora de Seguros	17,830	133,621	231,035
Tecnologia Bancaria S.A. - TECBAN - Total assets	2,815,300	2,973,912	2,707,571
Tecnologia Bancaria S.A. - TECBAN -Total liabilities	2,795,143	2,921,075	2,542,515
Total Income Tecnologia Bancaria S.A. - TECBAN	20,156	52,837	165,056
Hyundai Corretora de Seguros Ltda. - Total assets	5,246	4,025	3,353
Hyundai Corretora de Seguros Ltda. -Total liabilities	4,540	4,037	2,921
Total Income Hyundai Corretora de Seguros Ltda	707	(12)	431
CSD Central de Servicos de Registro e Deposito aos Mercados Financeiro e de Capitais S.A -- Total assets	219,149	216,479
CSD Central de Servicos de Registro e Deposito aos Mercados Financeiro e de Capitais S.A -Total liabilities	213,693	214,757
Total Income CSD Central de Servicos de Registro e Deposito aos Mercados Financeiro e de Capitais S.A	5,455	1,722
BIOMAS Servicos Ambientais, Restauracao e Carbono S.A. -Total assets	27,006
BIOMAS Servicos Ambientais, Restauracao e Carbono S.A.-Total liabilities	35,494
Total Income BIOMAS Servicos Ambientais, Restauracao e Carbono S.A.	(8,488)
Significant Influence of Banco Santander - Total assets	3,298,189		14,871
Significant Influence of Banco Santander -Total liabilities	2,750,256		17,548
Total Income Significant Influence of Banco Santander	547,933		(2,677)
CIP S.A - Total assets	3,298,189	2,652,068
CIP S.A -Total liabilities	2,750,256	2,374,932
Total Income CIP S.A.	547,933	277,136
Significant Influence of Corretora de Seguros -Total assets	485,398
Significant Influence of Corretora de Seguros -Total liabilities	366,626
Total Income Significant Influence of Corretora de Seguros	118,772
Webmotors S.A. - Total assets	485,398	393,592	342,195
Webmotors S.A. -Total liabilities	366,626	316,559	276,743
Total Income Webmotors Sa	118,772	77,033	65,452
Total assets	19,973,904	19,259,304	15,558,104
Total liabilities	19,183,974	18,749,259	15,315,100
Total Income	R$ 789,929	580,353	323,778
PSA Corretora de Seguros e Servicos Ltda. - Total assets		5,400	2,011
PSA Corretora de Seguros e Servicos Ltda. -Total liabilities		3,358	1,915
Total Income PSA Corretora de Seguros e Servicos Ltda		R$ 2,041	96
Norchem Holding e Negocios S.A. - Total assets			14,871
Norchem Holding e Negocios S.A. -Total liabilities			17,548
Total Income Norchem Holding e Negocios S.A.			R$ (2,677)